Summary of Significant Accounting Policies - 10K (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The Company incurred losses for the three months ended March 31, 2016 and 2015 and as a result, equity instruments are excluded from the calculation of diluted earnings (loss) per share as the effect of such shares is anti-dilutive. The weighted average number of equity instruments excluded consist of:

	Three months ended March 31,
	2016	2015
Stock Options	1,895,571	2,108,967
Stock-Settled Stock Appreciation Rights	361,647	372,114
Restricted Stock Units	638,045 (1)	1,161,666 (2)
Other	—	250,000

The Company incurred losses for the years ended December 31, 2015, 2014 and 2013. For all periods presented, all equity instruments are excluded from the calculation of diluted earnings (loss) per share as the effect of such shares is anti-dilutive. The weighted average number of equity instruments excluded consist of:

	Year Ended December 31,
	2015	2014	2013
Stock Options	2,047,083	2,179,643	2,725,632
Stock-Settled Stock Appreciation Rights	368,331	388,325	439,056
Restricted Stock Units	700,265	1,206,534	981,645
Warrants	82,192	772,903	1,802,820